Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued payroll and related liabilities	$ 6,044	$ 4,459	$ 3,458
Interest payable	27,648	14,446	14,835
Income taxes payable	3,396	2,742	2,839
Operating lease liabilities	3,728
Other	6,577	9,438	9,352
Total Other accrued liabilities	$ 47,393	$ 31,085	$ 53,484